Allowance for Doubtful Accounts	12 Months Ended
Mar. 31, 2011
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

(3) Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	2009	2010	2011
Balance at beginning of year	¥45	585	246
Provision for (reversal of) allowance	558	(255)	(90)
Amount written off	(18)	(84)	(4)

Balance at end of year	¥585	246	152